UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

U.S. Global Leaders Growth Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 94.9%		$1,155,830,334

(Cost $851,853,953)

Consumer Discretionary 17.6%		213,928,560

Hotels, Restaurants & Leisure 9.5%
Starbucks Corp.	478,380	34,022,383
Starwood Hotels & Resorts Worldwide, Inc.	497,300	37,153,283
Yum! Brands, Inc.	670,430	45,019,375

Media 3.6%
The Walt Disney Company	597,850	43,409,889

Specialty Retail 4.5%
Lowe's Companies, Inc.	1,173,550	54,323,630

Consumer Staples 3.9%		48,132,413

Household Products 3.9%
Colgate-Palmolive Company	786,092	48,132,413

Energy 7.0%		85,557,972

Energy Equipment & Services 7.0%
National Oilwell Varco, Inc.	508,800	38,165,088
Schlumberger, Ltd.	541,200	47,392,884

Financials 8.4%		102,188,515

Capital Markets 3.5%
State Street Corp.	633,440	42,408,808

Consumer Finance 3.9%
American Express Company	559,060	47,531,281

Insurance 1.0%
Aon PLC	152,230	12,248,426

Health Care 12.8%		155,560,864

Biotechnology 1.0%
Regeneron Pharmaceuticals, Inc. (I)	40,860	11,791,787

Health Care Equipment & Supplies 2.1%
IDEXX Laboratories, Inc. (I)(L)	223,020	25,482,265

Health Care Technology 3.2%
Cerner Corp. (I)	676,540	38,488,361

Pharmaceuticals 6.5%
Perrigo Company PLC	239,660	37,305,476
Sanofi, ADR	868,977	42,492,975

Industrials 3.0%		36,187,338

Trading Companies & Distributors 3.0%
Fastenal Company	823,750	36,187,338

Information Technology 32.3%		392,990,141

Communications Equipment 4.1%
QUALCOMM, Inc.	668,660	49,627,945

Computers & Peripherals 3.0%
Apple, Inc.	72,030	36,058,218

1

U.S. Global Leaders Growth Fund
As of 1-31-14 (Unaudited)

		Shares	Value
Information Technology (continued)

Internet Software & Services 11.7%
eBay, Inc. (I)		680,290	$36,191,428
Equinix, Inc. (I)		132,970	24,626,044
Google, Inc., Class A (I)		49,840	58,859,545
LinkedIn Corp., Class A (I)		108,300	23,307,243

IT Services 8.3%
Automatic Data Processing, Inc.		639,890	49,015,574
Visa, Inc., Class A		241,300	51,983,259

Software 5.2%
Salesforce.com, Inc. (I)(L)		482,420	29,200,883
SAP AG, ADR (L)		446,480	34,120,002

Materials 9.9%			121,284,531

Chemicals 9.9%
Ecolab, Inc.		400,820	40,298,443
Monsanto Company		438,660	46,739,223
Praxair, Inc.		274,590	34,246,865

	Yield (%)	Shares	Value

Securities Lending Collateral 4.5%			$54,483,697

(Cost $54,485,308)

John Hancock Collateral Investment Trust (W)	0.1428(Y)	5,444,831	54,483,697

Short-Term Investments 6.9%			$84,212,273

(Cost $84,212,273)

Money Market Funds 6.9%			84,212,273

State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	$84,212,273	84,212,273

Total investments (Cost $990,551,534)† 106.3%			$1,294,526,304

Other assets and liabilities, net (6.3%)			($77,153,924)

Total net assets 100.0%		$1,217,372,380

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-14. The value of securities on loan amounted to $53,379,077.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At 1-31-14, the aggregate cost of investment securities for federal income tax purposes was $ 996,646,769. Net unrealized appreciation aggregated $ 297,879,535, of which $ 300,943,679 related to appreciated investment securities and $ 3,064,144 related to depreciated investment securities.

2

U.S. Global Leaders Growth Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

26Q1 1/14
3/14

John Hancock INVESTMENTS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2014

Classic Value Fund
As of 1-31-14 (Unaudited)

	Shares	Value

Common Stocks 96.8%		$2,699,021,338

(Cost $2,190,990,520)

Consumer Discretionary 14.2%		395,878,662

Auto Components 3.4%
Delphi Automotive PLC	695,850	42,370,307
TRW Automotive Holdings Corp. (I)	702,950	52,123,743

Automobiles 2.4%
General Motors Company (I)	1,837,625	66,301,510

Media 6.0%
News Corp., Class A (I)	4,058,550	64,774,458
News Corp., Class B (I)	1,143,401	17,848,490
Omnicom Group, Inc.	1,165,456	84,588,796

Specialty Retail 2.4%
Staples, Inc. (L)	5,157,398	67,871,358

Energy 15.1%		419,831,089

Energy Equipment & Services 3.9%
Baker Hughes, Inc.	1,892,743	107,204,964

Oil, Gas & Consumable Fuels 11.2%
BP PLC, ADR	2,675,752	125,466,011
Exxon Mobil Corp.	726,398	66,944,840
Royal Dutch Shell PLC, ADR	1,739,729	120,215,274

Financials 35.8%		998,431,933

Capital Markets 12.5%
Franklin Resources, Inc.	1,011,600	52,613,316
Invesco, Ltd.	1,764,725	58,677,106
Morgan Stanley	1,964,850	57,982,724
State Street Corp.	532,985	35,683,346
The Goldman Sachs Group, Inc.	410,550	67,379,466
UBS AG (I)(L)	3,789,929	75,305,889

Commercial Banks 4.1%
Comerica, Inc.	929,025	42,549,345
PNC Financial Services Group, Inc.	898,403	71,764,432

Diversified Financial Services 9.4%
Bank of America Corp.	4,454,775	74,617,481
Citigroup, Inc.	1,415,892	67,155,758
ING US, Inc.	1,577,275	53,264,577
JPMorgan Chase & Company	1,201,100	66,492,896

Insurance 9.8%
American International Group, Inc.	1,670,059	80,096,030
Axis Capital Holdings, Ltd.	1,825,310	82,175,456
MetLife, Inc.	1,327,125	65,095,481
Willis Group Holdings PLC	1,104,938	47,578,630

Health Care 8.7%		242,291,393

Health Care Equipment & Supplies 4.0%
Abbott Laboratories	1,542,335	56,542,001
Becton, Dickinson and Company (L)	504,496	54,546,108

Health Care Providers & Services 4.7%
Cigna Corp.	837,100	72,250,101

1

Classic Value Fund
As of 1-31-14 (Unaudited)

		Shares	Value

Health Care (continued)

Laboratory Corp. of America Holdings (I)(L)		656,275	$58,953,183

Industrials 4.6%			128,303,799

Aerospace & Defense 1.1%
L-3 Communications Holdings, Inc.		266,548	29,605,486

Building Products 1.6%
Masco Corp.		2,081,410	44,042,636

Machinery 1.9%
Parker Hannifin Corp.		482,100	54,655,677

Information Technology 16.3%			455,838,828

Computers & Peripherals 4.7%
Hewlett-Packard Company		4,577,704	132,753,416

Electronic Equipment, Instruments & Components 4.0%
Corning, Inc.		3,280,375	56,455,254
TE Connectivity, Ltd.		971,211	54,883,134

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.		2,797,575	68,652,491

Software 5.1%
Microsoft Corp.		1,574,100	59,579,685
Oracle Corp.		2,263,275	83,514,848

Utilities 2.1%			58,445,634

Electric Utilities 2.1%
Entergy Corp.		927,267	58,445,634

	Yield (%)	Shares	Value

Securities Lending Collateral 1.0%			$26,719,248

(Cost $26,719,926)

John Hancock Collateral Investment Trust (W)	0.1428(Y)	2,670,189	26,719,248

		Par value	Value

Short-Term Investments 2.8%			$77,935,000

(Cost $77,935,000)

Repurchase Agreement 2.8%			77,935,000

Repurchase Agreement with State Street Corp. dated 1-31-14 at 0.00% to be repurchased at $77,935,000 on 2-3-14, collateralized by $79,100,000 U.S. Treasury
Notes, 0.625% due 8-15-16 (valued at $79,495,500, including interest)		77,935,000	77,935,000

Total investments (Cost $2,295,645,446)† 100.6%			$2,803,675,586

Other assets and liabilities, net (0.6%)			($16,519,851)

Total net assets 100.0%			$2,787,155,735

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-14. The value of securities on loan amounted to $25,723,068.

2

Classic Value Fund
As of 1-31-14 (Unaudited)

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 1-31-14.

† At January 31, 2014, the aggregate cost of investment securities for federal income tax purposes was $2,360,045,357. Net unrealized appreciation aggregated $443,630,229, of which $466,160,518 related to appreciated investment securities and $22,530,289 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 1-31-14:

United States	80.3%
United Kingdom	7.7%
Switzerland	4.7%
Netherlands	4.3%
Bermuda	3.0%

Total	100.0%

3

Classic Value Fund
As of 1-31-14 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of January 31, 2014, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements, which are Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

38Q1 1/14
3/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 24, 2014